Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Schedule of estimated useful lives
%
Computers and software	15-33
Office furniture and equipment	7
Leasehold improvements	Over the shorter of the related lease period or the life of the asset

Schedule of basic and diluted per Ordinary Share and per ADS
	Year ended December 31,
	2021	2020	2019

Net loss	15,036	15,375	15,439
Basic and diluted loss per Ordinary Share (in USD)	(0.05)	(0.07)	(0.10)

Basic and diluted loss per ADS (in USD)	(0.25)	(0.35)	(0.52)

Weighted average number of Ordinary Shares outstanding used in computing basic and diluted loss per share - in thousands	321,356	219,913	149,534

Weighted average number of ADSs outstanding used in computing basic and diluted loss per ADS - in thousands	64,271	43,983	29,907